Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Statutory tax rate percentage	35.00%	35.00%	35.00%
Ownership percentage of Terra LLC	37.50%
Operating Loss Carryforwards	$ 95.4
Riverstone
Income Taxes [Line Items]
Ownership percentage by other entities	5.20%
SunEdison
Income Taxes [Line Items]
Ownership percentage by other entities	57.30%